UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2025 to March 31, 2025

Date of Report (Date of earliest event reported): June 2, 2025

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0002050817

Nick Bhargava (202) 758-8041
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02

Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GROUNDFLOOR DEPOSITOR LLC

Date: June 2, 2025

/s/ Nick Bhargava
Name: Nick Bhargava
Title: Executive Vice President, Secretary, and Acting Chief Financial Officer

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